Exchangeable note liabilities - Changes in Fair Value Measurement Of Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period	¥ 456,537
Liabilities at end of period	¥ 612,350	¥ 456,537
Exchangeable note liabilities
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		185,745	¥ 128,820
Converted into ordinary share upon initial public offering		(140,471)
Change in fair value		(45,274)	56,925
Liabilities at end of period			185,745
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end		¥ (45,274)	¥ 56,925